Document and Entity Information Document	Jan. 12, 2024
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jan. 12, 2024
Document Period End Date	Jan. 12, 2024
Amendment Flag	false
Entity Registrant Name	Dynatronics Corp.
Entity Address, Address Line One	1200 Trapp Rd.
Entity Address, City or Town	Eagan
Entity Address, State or Province	MN
Entity Address, Country	US
Entity Address, Postal Zip Code	55121
Entity Incorporation, State Country Name	UT
City Area Code	801
Local Phone Number	568-7000
Entity File Number	000-12697
Entity Central Index Key	0000720875
Entity Emerging Growth Company	false
Entity Tax Identification Number	87-0398434
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	DYNT
Security Exchange Name	NASDAQ